Term deposits and other financial assets - Allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (28,258)
Ending balance	(18,710)	$ (28,258)
Accumulated Impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	5,101
Ending balance	2,927	5,101
Accumulated Impairment | Financial assets measured at fair value through OCI
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	34	53
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)	(19)
Total changes in allowance for expected credit losses	(17)	(19)
Ending balance	$ 17	$ 34